ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Fair Value Of The Total Consideration
The acquisition date fair value of the total consideration, net of the $199 cash acquired, consisted of the following:

Cash	$942
Deferred acquisition consideration	1,141
Issuance of 48,793 exchangeable shares in the Corporation’s common stock valued at a price of $70.13 per share	3,422
Total consideration, net of cash acquired	$5,505

Schedule of Business Acquisitions, by Acquisition
The following table summarizes the fair value of the assets acquired and liabilities assumed at the acquisition date, net of cash acquired:

Account receivables	$50
Prepaid expenses	64
Total current assets	114
Property and equipment	2,445
Deferred tax assets	320
Intangible assets	1,680
Goodwill	2,332
Total assets acquired	6,891
Current liabilities	229
Lease payable – short-term	127
Total current liabilities	356
Lease payable – long-term	222
Deferred tax liability	808
Total liabilities assumed	1,386
Net assets acquired	$5,505

Schedule Of Acquired Intangible Assets	Acquired intangible assets from the Datum acquisition related to the following:
	Weighted Average Useful Life	Fair Value at Acquisition Date
Customer relationships	13 years	$1,680